Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary Of Significant Accounting Policies [Abstract]
Note 3 - Significant Accounting Policies
Note 3 - Material Accounting Policies

The accounting policies in accordance with IFRS are consistently applied by ICL companies for all the periods presented in these consolidated financial statements.

A.	Basis for Consolidation

1. Business combinations

ICL implements the acquisition method to all business combinations. The acquisition date is the date on which the acquirer obtains control over the acquiree. Control exists when ICL is exposed or has rights to variable returns from its involvement with the acquiree and it could affect those returns through its power over the acquiree. Substantive rights held by ICL and others are considered when assessing control.

1.	Subsidiaries

Subsidiaries are entities controlled by ICL. The financial statements of the subsidiaries are included in the consolidated financial statements from the date control commenced until the date control ceases to exist. The financial statements of subsidiaries have been changed when necessary to align them with ICL's accounting policies. All intercompany balances and transactions have been eliminated in consolidation.

2.	Non-controlling interests

Non-controlling interests are measured at the date of the business combination at either fair value, or at their proportionate interest in the identifiable assets and liabilities of the acquiree, on a transaction-by-transaction basis.

B.	Foreign Currency

The Company’s reporting currency is the USD; however, for most operations located in Europe, South America and Asia, the functional currency is the local currency.

The assets and liabilities of foreign operations, including goodwill and fair value adjustments from acquisition, are translated to USD at exchange rates at the reporting date. The income and expenses of foreign operations are translated to USD at exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income and are presented in equity in the foreign currency translation reserve (hereinafter –Translation Reserve) until the foreign entity is sold or liquidated. When a foreign operation is disposed of, the cumulative amount in the Translation Reserve is reclassified to profit or loss as a part of the capital gain or loss on disposal.

When the foreign operation is a non-wholly owned subsidiary of the Company, then the relevant proportionate share of the foreign operation translation difference is allocated to the non-controlling interests.

Generally, foreign currency differences from a monetary item receivable from or payable to a foreign operation, including foreign operations that are subsidiaries, are recognized in profit or loss in the consolidated financial statements. Foreign exchange gains or losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of a net investment in a foreign operation and are recognized in other comprehensive income and are presented within equity in the Translation Reserve.

C.	Financial Instruments

1.	Non-derivative financial assets

ICL initially recognizes trade receivables and debt instruments issued on the date that they are originated and for all other financial assets at the trade date in which ICL becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus direct transaction costs and is classified according to ICL’s business model.

ICL has balances of trade and other receivables and deposits that are held within a business model whose objective is collecting contractual cash flows, which represent solely payments of principal and interest (for the time value and the credit risk). Accordingly, these financial assets are measured at amortized cost using the effective interest method.

Derecognition of financial assets occurs when the contractual rights of ICL to the cash flows from the asset expire, or when ICL transfers the rights to receive the contractual cash flows and substantially all the risks and rewards of ownership of the financial asset. When ICL retains substantially all the said risks and rewards, it continues to recognize the financial asset.

2.	Non-derivative financial liabilities

Non-derivative financial liabilities include bank overdrafts, loans and borrowings from banks and others, marketable debt instruments, lease liabilities, and trade and other payables.

ICL initially recognizes debt securities issued on the date that they originated. All other financial liabilities are recognized initially on the trade date at which ICL becomes a party to the contractual provisions of the instrument. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method. Derecognition of the financial liabilities occur when the obligation of ICL, as specified in the agreement, expires or when it is discharged or cancelled.

Change in terms of debt instruments:

A substantial modification of the terms of an existing financial liability or part of it and an exchange of debt instruments having substantially different terms, between an existing borrower and lender is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability at fair value.

In a non-substantial modification of terms (or exchange) of debt instruments, the new cash flows are discounted using the original effective interest rate, and the difference between the present value of the new financial liability and the present value of the original financial liability is recognized in profit or loss. For further information regarding ICL new RCF, see Note 13.

3.	Derivative financial instruments

ICL holds derivative financial instruments to reduce exposure to foreign currency risks, commodity price risks, energy, marine transportation prices and interest. Derivatives are recognized according to fair value and the changes in value are recorded in the statement of income as financing income or expense, except for derivatives used to hedge cash flows (accounting hedging). The attributable transaction costs are recorded in the statement of income as incurred.

Cash flow hedges:

Changes in the fair value of derivatives used to hedge cash flows, in accordance with the effective portion of the hedge, are recorded through other comprehensive income directly in a hedging reserve. With respect to the non‑effective portion, changes in the fair value are recognized in the statement of income. The amount accumulated in the capital reserve is reclassified and included in the statement of income in the same period as the hedged cash flows affected profit or loss under the same line item in the statement of income as the hedged item.

4.	CPI-linked assets and liabilities not measured at fair value

The value of index-linked financial assets and liabilities, which are not measured at fair value, is re‑measured every period in accordance with the actual increase/ decrease in the CPI.

5.	Share capital

Incremental costs directly attributable to the issue of ordinary shares and share options are recognized as a deduction from equity, net of any tax effects.

Treasury shares - when shares recognized as equity are repurchased by ICL, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus on the transaction is carried to share premium, whereas a deficit on the transaction is deducted from retained earnings.

D.	Property, plant and equipment

1.	Recognition and measurement

Property, plant and equipment in the consolidated statements are presented at cost less accumulated depreciation and provision for impairment. The cost includes expenses that can be directly attributed to the acquisition of the asset, including material maintenance expenditures. The cost of assets that were self-constructed includes the cost of the materials and direct labor, as well as any additional costs that are directly attributable to bringing the asset to the required position and condition so that it will be able to function as management intended, as well as an estimate of the costs to dismantle, remove and restore, where there is an obligation for such, and capitalized borrowing costs.

2.	Subsequent Costs (after initial recognition)

The cost of replacing part of an item of property, plant and equipment and other subsequent costs is recognized as part of the book value of the item, if it is expected that the future economic benefit inherent therein will flow to ICL and that its cost can be reliably measured. The book value of the part that was replaced is derecognized. Routine maintenance costs are charged to the statement of income as incurred.

3.	Depreciation

Depreciation is recorded in the statement of income according to the straight-line method over the estimated useful life of each significant component of the property, plant and equipment items, including material maintenance expenditures. since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. Owned land is not depreciated.

The estimated useful life is as follows:

In Years
Buildings	15 - 30
Technical equipment and machinery (1)	5 - 35
Dikes and evaporating ponds (2)	20 - 43
Other	3 - 10

(1) Mainly 35 years

(2) Mainly 43 years

The Company reviews, at least at the end of every reporting year, the estimates regarding the depreciation method, useful lives and the residual value, and adjusts them if appropriate. Over the years, the Company has succeeded to extend the useful lives of part of property, plant and equipment items beyond the original estimated useful life, as a result of investments therein, adoption of new technologies, implementation of operational excellence processes and other current, ongoing maintenance thereof.

E.	Intangible Assets

Intangible assets with a defined useful life, are measured according to cost less accumulated amortization and accumulated losses from impairment. Intangible assets with indefinite useful lives are measured according to cost less accumulated losses from impairment.

1.	Goodwill

Goodwill recorded consequent to the acquisition of subsidiaries is presented at cost less accumulated impairment charges, under intangible assets.

2.	Research and development

Expenditures for research activities are expensed as incurred. Development expenditures are recognized as intangible asset only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and ICL has the intention and sufficient resources to complete development and to use or sell the asset.

3.	Amortization

Amortization is recorded in the statement of income according to the straight-line method from the date the assets are available for use, over the estimated useful economic life of the intangible assets, except for customer relationships and geological surveys, which are amortized according to the rate of consumption of the economic benefits expected from the asset based on cash flow forecasts.

Goodwill and intangible assets having an indefinite lifespan are not amortized on a systematic basis but, rather, are examined at least once a year for impairment in value. Internally generated intangible assets are not systematically amortized as long as they are not available for use, i.e., they are not yet on site or in working condition for their intended use. Accordingly, these intangible assets, such as development costs, are tested for impairment at least once a year, until such date as they are available for use.

The estimated useful life is as follows:

In Years
Concessions and mining rights – over the remaining duration of the rights granted
Trademarks	15 - 20
Technology / patents	7 - 20
Customer relationships	15 - 25
Computer applications	3 - 10

ICL periodically examines the estimated useful life of an intangible asset that is not amortized, at least once a year, in order to determine if events and circumstances continue to support the determination that the intangible asset has an indefinite life.

Deferred expenses in respect of geological surveys are amortized over their useful life based on a geological estimate of the amount of the material that will be produced from the mining site.

The estimates regarding the amortization method and useful life are reviewed, at a minimum, at the end of every reporting year and are adjusted where necessary. ICL assesses the useful life of the customer relationships on an ongoing basis, based on an analysis of all the relevant factors and evidence, considering the experience the Company has with respect to recurring orders and churn rates and considering the future economic benefits expected to flow to the Company from these customer relationships.

F.	Inventories

Inventories are measured at the lower of cost or net realizable value. The cost of the inventories includes the costs of purchasing the inventories and bringing them to their present location and condition. In the case of work in process and finished goods, the cost includes the proportionate part of the manufacturing overhead based on normal capacity. Net realizable value is the estimated selling price in the ordinary course of business, after deduction of the estimated cost of completion and the estimated costs required to execute the sale.

The cost of the inventories of raw and auxiliary materials, maintenance materials, finished goods and goods in process, is determined mainly according to the “moving average” method.

If the benefit from stripping costs (costs of removing waste produced as part of a mine's mining activities during its production stage) is attributable to inventories, the Company accounts for these stripping costs as inventories. In a case where the benefit is improved access to the quarry, the Company recognizes the costs as a non‑current addition to the asset, provided the criteria presented in IFRIC 20 are met. Inventories which are expected to be sold in a period of more than 12 months from the reporting date are presented as non-current inventories, as part of non-current assets.

G.	Impairment

1.	Non-derivative financial assets

Provision for expected credit losses in respect of a financial asset at amortized cost, including trade receivables, is measured at an amount equal to the full lifetime of expected credit losses. Expected credit losses are a probability-weighted estimate of credit losses. With respect to other debt instruments, provision for expected credit losses is measured at an amount equal to 12-month expected credit losses, unless their credit risk has increased significantly since initial recognition. Provision for such losses in respect of a financial asset at amortized cost, is presented net of the gross book value of the asset.

2.	Non-financial assets

In each reporting period, an examination is made with respect to whether there are impairment- indicators relating to the value of ICL’s non-financial assets, other than inventories and deferred tax assets. If such indicators exist, the estimated recoverable amount of the asset is calculated. ICL conducts an annual examination, on the same date, of the recoverable amount of goodwill and intangible assets with indefinite useful lives or those that are not available for use – or more frequently if there are indications of impairment. For further information, see Note 12.

The recoverable amount of an asset or a cash-generating unit is the higher of its value in use or the fair value less cost of disposal. When determining the value in use, ICL discounts the anticipated future cash flows according to an after-tax discount rate that reflects the evaluations of the market's participants regarding the time value of money and the specific risks relating to the asset or to the cash-generating unit, in respect of which the future cash flows expected to derive from the asset or the cash-generating unit were not adjusted.

Assets of the Company's headquarters and administrative facilities do not produce separate cash flows and they serve more than one cash-generating unit. Such assets are allocated to cash-generating units on a reasonable and consistent basis and are examined for impairment as part of the examination of impairment of the cash-generating units to which they are allocated.

H.	Employee Benefits

ICL has several post-employment benefit plans. The plans are funded partly by deposits with insurance companies, financial institutions or funds managed by a trustee. The plans are classified as defined contribution plans and as defined benefit plans. For further information, see Note 16.

1.	Defined contribution plans

A post-employment benefit plan under which ICL pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts.

ICL’s obligation to deposit in a defined contribution plan is recorded as an expense in the statement of income in the periods in which the employees provided the services.

Retirement benefit plans that are not defined contribution plans:

ICL’s net obligation is calculated for each plan separately, by estimating the future amount of the benefit to which an employee will be entitled as compensation for services in the current and past periods. The benefit is presented at present value after deducting the fair value of the plan's assets.

2.	Defined benefit plans

The movement in the net liability in respect of a defined benefit plan that is recognized in every accounting period in the statement of income is comprised of the following: (1) Current service costs; (2) The net financing income (expense); (3) Exchange rate differences; (4) Past service costs and plan reduction.

The difference, as of the date of the report, between the net liability at the beginning of the year plus the movement in the net liability as detailed above, and the actuarial liability less the fair value of the fund assets at the end of the year, reflects the balance of the actuarial income or expenses recognized in other comprehensive income and is recorded in retained earnings.

3.	Early Retirement Payments

Early retirement payments are recognized as an expense and as a liability when ICL has clearly undertaken to pay it, without any reasonable chance of cancellation, in respect of termination of employees, before they reach the customary age of retirement according to a formal, detailed plan. The benefits provided to employees upon voluntary retirement are charged when ICL proposes the plan to the employees, it is expected that the proposal will be accepted, and it is possible to reliably estimate the number of employees that will accept the proposal.

4.	Short‑term benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided or upon the actual absence of the employee when the benefit is not accumulated (such as maternity leave).

5.	Share-based compensation

The fair value on the grant date of share-based compensation awards granted to employees is recognized as a salary expense, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards. The amount recognized as an expense in respect of share-based compensation awards that are conditional upon meeting vesting conditions that are service conditions and non-market performance conditions, is adjusted to reflect the number of awards that are expected to vest.

I.	Provisions

A provision is recognized when ICL has a present legal or implied obligation, as the result of an event that occurred in the past, that can be reliably estimated, and when it is expected that an outflow of economic benefits will be required in order to settle the obligation. In rare cases where it is not possible to estimate the outcome of a potential liability, no provision is recorded in the financial statements.

1.	Provision for environmental costs

ICL recognizes a provision for an existing obligation for prevention of environmental pollution and anticipated provisions for costs relating to environmental restoration stemming from past activities.

Costs for preventing environmental pollution that increase the life expectancy or efficiency of a facility are capitalized to the cost of the property, plant and equipment and are depreciated according to the usual depreciation rates used by ICL.

2.	Site restoration

A provision for reclamation and restoration of ICL's sites is recognized when the Company has a legal obligation which could arise, among others, from environmental regulations.

3.	Legal claims

A provision for legal claims is recognized when ICL has a present legal or constructive obligation as a result of an event that occurred in the past, if it is more likely than not that an outflow of economic resources will be required to settle the obligation and it can be reliably estimated.

J.	Revenue Recognition

1.	Identifying a contract

ICL accounts for a contract with a customer only when the following conditions are met: (a) The parties to the contract have approved the contract and they are committed to satisfying the obligations attributable to them; (b) ICL can identify the rights of each party in relation to the goods that will be transferred; (c) ICL can identify the payment terms for the goods that will be transferred; (d) The contract has a commercial substance (i.e. the risk, timing and amount of the entity’s future cash flows are expected to change as a result of the contract); and (e) It is probable that the consideration, to which ICL is entitled to in exchange for the goods transferred to the customer, will be collected.

For the purpose of clause (e) above, ICL takes into consideration its past experience with the customer, the customer's financial stability information, the status and existence of sufficient collateral and the percentage of advances received.

2.	Identifying performance obligations

ICL is a global specialty minerals and chemicals company engaged in the sale of various goods produced in its different segments of operation. ICL's contracts primarily derived from a single performance obligation to deliver the product specified in the contract. For additional information about the Company's products, see note 5 – Operating Segments.

3.	Determining the transaction price

ICL's transaction price is the amount of the consideration specified in the contract with the customer, which it expects to be entitled in exchange for the goods promised to the customer, other than amounts collected for third parties. The variable considerations at ICL, which are mainly trade discounts, commercial returns and volume rebates, have no material impact on the Company's financial statements.

4.	Satisfaction of performance obligation

Revenue is recognized at the point in time, when the Company transfers control over promised goods to the customer. The transfer of control over goods to a customer generally takes place upon shipment or when accepted by the customer, as provided for in the sales contract.

5.	Payment terms

ICL has various payment terms which are aligned with the acceptable commercial conditions in the relevant markets. ICL's policy is to engage in agreements with payment terms not exceeding one year and applies the practical expedient to not separate a significant financing component where the difference between the time of receiving payment and the time of transferring the goods to the customer is one year or less.

K.	Government grants

Government grants are recognized initially at fair value when there is reasonable assurance that they will be received, and the Group will comply with the conditions associated with the grant. Unconditional government grants are recognized when the Group is entitled to receive them.

L.	Leases

Determining whether an arrangement contains a lease

On the inception date of the lease, ICL determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For lease contracts that contain non-lease components, such as services or maintenance, that are related to a lease component, ICL accounts for the contract as a single lease component without separating the components.

ICL has elected to apply the practical expedient by which short-term leases of up to one year and/or leases in which the underlying asset has a low value, are recognized in profit or loss on a straight-line basis, over the lease term, without recognizing an asset and/or liability in the statement of financial position.

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

Variable lease payments that depend on an index or a rate, are initially measured using the index or rate existing at the commencement of the lease and are included in the measurement of the lease liability. When the cash flows of future lease payments change as the result of a change in an index or a rate, the balance of the liability is adjusted against the right-of-use asset. Other variable lease payments that are not included in the measurement of the lease liability are recognized in profit or loss in the period in which the event or condition that triggers payment occurs.

M.	Financing Income and Expenses

Financing income includes income from interest on amounts invested, gains from derivative financial instruments recognized in the statement of income, foreign currency gains and financing income recorded in relation to employee benefits. Interest income is recognized as accrued, using the effective interest method.

Financing expenses include interest on loans received, securitization transaction costs, losses from derivative financial instruments, changes due to the passage of time in liabilities in respect of defined benefit plans for employees less interest income deriving from plan assets of a defined benefit plan for employees and losses from exchange rate differences.

Gains and losses from exchange rate differences and derivative financial instruments are reported on a net basis.

In the consolidated statements of cash flows, interest received and interest paid, are presented as part of cash flows from operating activities.

Dividends paid are presented as part of cash flows from financing activity.

N.	Taxes on Income

Taxes on income (including surplus profit levy on natural resources) contain current and deferred taxes, that are recognized in profit or loss, unless they relate to a business combination or are recognized directly in equity or in other comprehensive income when they relate to items recognized directly in equity or in other comprehensive income.

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more likely than not that ICL will have to pay the obligation.

The Company does not recognize deferred taxes for the following temporary differences: initial recognition of goodwill and differences deriving from investments in subsidiaries, if it is not expected that they will reverse in the foreseeable future and if ICL controls the date the provision will reverse, whether via sale or distribution of a dividend. Deferred taxes in respect of intra-company transactions in the consolidated financial statements are recorded according to the tax rate applicable to the buying company.

Deferred tax assets are examined at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Current and deferred tax assets and liabilities are offset if there is a legally enforceable right and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle on a net basis.

ICL could become liable for additional taxes in the case of distribution of intercompany dividends between ICL's companies. These additional taxes are not included in the financial statements as ICL's companies decided not to cause distribution of a dividend that involves additional taxes to the paying company in the foreseeable future. In cases where an investee company is expected to distribute a dividend involving additional tax, the Company records a reserve for expected additional taxes.

O.	Amendments to standards and interpretations that have not yet been adopted

Amendments to IAS 7 and IFRS 7, Supplier Finance Arrangements (hereinafter - the amendments)

The amendments introduce new disclosure requirements relating to supplier finance arrangements' effect on the Company’s liabilities and cash flows and on its exposure to liquidity risk.

The amendments apply for annual reporting periods beginning on or after January 1, 2024. The Company is examining the impact of the amendments on the financial statements with no plans for early adoption.